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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GGC Opportunity Fund Management, L.P.
                 -------------------------------------
   Address:      c/o Golden Gate Private Equity, Inc.
                 -------------------------------------
                 One Embarcadero Center, 39th Floor
                 -------------------------------------
                 San Francisco, CA 94111
                 -------------------------------------

Form 13F File Number: 28-14374
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Dominik
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (415) 983-2700
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Dominik            San Francisco, CA     02/14/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 4
                                        --------------------

Form 13F Information Table Value Total: 691,927
                                        --------------------
                                            (thousands)

List of Other Included Managers: None
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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ---------- -------- --------------------------
                                                      VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE      SHARED   NONE
------------------------- ---------------- --------- -------- ----------- --- ------ ---------- -------- --------   -------- ------
Dollar Financial          Com              256664103   33,900  1,830,508   SH         Sole                1,830,508
Arris Group               Com              04269Q100   12,476    835,102   SH         Sole                  835,102
Guess Inc.                Com              401617105    9,591    390,842   SH         Sole                  390,842
US Silica Hldgs Inc.      Com              90346E103  635,959 38,013,083   SH         Sole               38,013,083